SCHEDULE OF FAIR VALUE MEASUREMENTS OF CONVERTIBLE DEBT VALUATION TECHNIQUES (Details) - Convertible Debt [Member]	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Risk free Interest rate	413		413.55	323.40
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected remaining term	0 years
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Risk free Interest rate	4.40